Income Taxes (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Percent	47.10%	84.70%	121.00%	545.00%	29.60%	28.30%
Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent					25.00%
CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		9.00%
Tax Year 2015 [Member]
Effective Income Tax Rate Reconciliation, Percent			39.00%		39.00%
Tax Year 2015 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Tax Year 2015 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
Tax Year 2015 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent			5.00%		5.00%
Tax Year 2016 [Member]
Effective Income Tax Rate Reconciliation, Percent			40.00%		40.00%
Tax Year 2016 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Tax Year 2016 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
Tax Year 2016 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent			6.00%		6.00%
Tax Year 2017 [Member]
Effective Income Tax Rate Reconciliation, Percent			42.00%		42.00%
Tax Year 2017 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Tax Year 2017 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
Tax Year 2017 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent			8.00%		8.00%
Tax Year 2018 [Member]
Effective Income Tax Rate Reconciliation, Percent			43.00%		43.00%
Tax Year 2018 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Tax Year 2018 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
Tax Year 2018 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
Tax Year 2019 [Member]
Effective Income Tax Rate Reconciliation, Percent			34.00%		34.00%
Tax Year 2019 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Tax Year 2019 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
Tax Year 2019 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent			0.00%		0.00%